Finance Expense	9 Months Ended
Dec. 31, 2024
Interest costs [Abstract]
Finance Expense [Text Block]

19. Finance Expense

Finance expenses were comprised of the following for the period ended:

	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
	$	$	$	$
Interest and accretion on convertible loan	253	587	1,195	1,872
Interest on lease liabilities	103	127	332	407
Interest on loans payable	109	129	333	281
Interest on term loan	57	69	165	166
Total	522	912	2,025	2,726